Share Capital and Reserves (Details) - Schedule of share capital and issuance premium increased € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Schedule Of Share Capital And Issuance Premium Increased Abstract
Share capital situation at beginning				$ 76,716	€ 62,214
Issuance premium situation at beginning				136,349	112,078
Share capital issuance shares	[1]			28,106	24,412
Issuance premium issuance shares	[1]			12,135	10,536
Share capital situation at ending		$ 133,454	€ 110,975	128,454	106,099
Issuance premium situation at ending		153,177	126,481	153,177	126,481
Share capital issuance shares	[1]	$ 5,000	€ 4,876	23,632	19,473
Issuance premium issuance shares	[1]			$ 4,693	€ 3,867

[1]	net of expenses